Segment disclosure (Narrative) (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Statements Line Items
Revenue	$ 490,472	$ 213,216
Percentage of net interests from North America located in Canada and the United States	97.00%	98.00%
One royalty interest [Member]
Statements Line Items
Revenue	$ 58,500	$ 53,800
Percentage of entity's revenue	46.00%	57.00%
Precious metals
Statements Line Items
Percentage of entity's revenue	96.00%	96.00%
Precious metals | Excluding offtakes
Statements Line Items
Percentage of entity's revenue	85.00%	90.00%
Diamonds
Statements Line Items
Percentage of entity's revenue	3.00%	4.00%
Diamonds | Excluding offtakes
Statements Line Items
Percentage of entity's revenue	11.00%	8.00%
North American revenues from Canada and the United States
Statements Line Items
Percentage of entity's revenue	94.00%	94.00%